Quarterly Holdings Report
for
Fidelity® Municipal Bond Index Fund
March 31, 2024
MBL-NPRT3-0524
1.9894014.104
Municipal Bonds - 97.7%
	Principal Amount (a)	Value ($)
Alabama - 1.0%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	69,801
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	25,931
Series 2017 B, 5% 9/1/26 (Escrowed to Maturity)	75,000	78,455
Alabama Pub. School & College Auth. Rev. Series 2020 A:
4% 11/1/40	100,000	102,115
5% 11/1/39	320,000	354,284
Alabama State Corrections Institution Fin. Auth. Series 2022 A, 5.25% 7/1/47	150,000	163,161
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	27,870
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	152,452
Birmingham Wtrwks. Board:
Series 2016 B, 5% 1/1/30 (Pre-Refunded to 1/1/27 @ 100)	135,000	142,270
Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	5,000	5,003
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	35,000	20,593
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	38,439
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	45,000	47,514
UAB Medicine Fin. Auth. Rev.:
Series 2016 B:
3.625% 9/1/41	195,000	183,774
5% 9/1/34	130,000	134,337
Series 2017 B1, 3.25% 9/1/31	5,000	4,892
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	42,357
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	9,569
TOTAL ALABAMA		1,602,817
Alaska - 0.1%
Alaska Gen. Oblig. Series 2015 B, 5% 8/1/27	50,000	51,065
Alaska Hsg. Fin. Corp. Series 2017 A, 5% 12/1/30	75,000	79,082
TOTAL ALASKA		130,147
Arizona - 1.0%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	35,278
Arizona Indl. Dev. Auth. Student Hsg. Rev. (North Carolina Central Univ. Proj.) Series 2019 A, 5% 6/1/58	65,000	66,879
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	14,806
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	135,000	124,283
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	41,404
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	55,601
Mesa Util. Sys. Rev. Series 2020, 4% 7/1/43	180,000	180,498
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	176,755
Series 2017 D, 5% 7/1/25	15,000	15,312
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	92,691
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	25,511
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	47,313
Series 2016 A, 5% 1/1/27	50,000	52,760
Series 2017 A:
5% 1/1/28	100,000	108,114
5% 1/1/33	50,000	53,909
Series 2019 A, 4% 1/1/41	175,000	177,345
Series A:
5% 1/1/31	40,000	43,140
5% 1/1/36	40,000	41,862
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1:
5% 12/1/32	50,000	53,351
5.25% 12/1/24	10,000	10,050
5.25% 12/1/26	15,000	15,411
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	46,213
Series 2020 A, 4% 8/1/44	100,000	98,483
TOTAL ARIZONA		1,576,969
Arkansas - 0.1%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	110,000	118,981
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	35,267
TOTAL ARKANSAS		154,248
California - 20.6%
Anaheim Elementary School District Series 2016, 3% 8/1/46	50,000	40,250
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series 1997 C, 0% 9/1/36 (Escrowed to Maturity)	170,000	114,563
Series 1997 C, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	95,000	83,244
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	42,584
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	130,000	126,882
Series A, 2.95%, tender 4/1/26 (b)	115,000	112,758
Series 2017 S7:
4% 4/1/34	95,000	97,612
4% 4/1/38	275,000	277,451
4% 4/1/47	5,000	4,940
Brea Redev. Agcy. Series 2003, 0% 8/1/29 (AMBAC Insured)	105,000	87,550
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds Series 2022 A1, 4%, tender 8/1/28 (b)	670,000	672,982
California Dept. of Wtr. Resources:
Series 2016 AW, 4% 12/1/34	235,000	240,456
Series 2017 AX, 5% 12/1/31	435,000	471,939
Series 2020 BB, 5% 12/1/35	200,000	231,453
Series AV, 4% 12/1/31	40,000	41,116
Series BA, 5% 12/1/32	65,000	73,401
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	137,712
Series 2001 A:
0% 10/1/30	70,000	56,537
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	10,421
Series 2018 B, 5% 10/1/43	100,000	104,892
Series T1, 5% 3/15/39	30,000	36,689
Series U6, 5% 5/1/45	35,000	42,539
California Gen. Oblig.:
Series 2012, 4% 9/1/37	215,000	215,038
Series 2014, 5% 10/1/28	30,000	30,229
Series 2015:
5% 8/1/26	75,000	76,192
5% 8/1/26	65,000	66,645
5% 9/1/26	20,000	20,542
5% 9/1/28	50,000	51,265
5% 8/1/29	20,000	20,494
5% 8/1/30	170,000	172,703
5% 8/1/45	40,000	40,672
5.25% 8/1/30	95,000	97,711
Series 2016:
3% 9/1/33	355,000	352,192
4% 9/1/28	110,000	112,683
4% 9/1/34	300,000	305,245
4% 9/1/35	50,000	50,806
4% 9/1/36	200,000	202,500
5% 9/1/24	45,000	45,297
5% 9/1/26	160,000	167,484
5% 8/1/27	45,000	47,127
5% 9/1/30	15,000	15,797
5% 9/1/32	50,000	52,644
5% 9/1/45	10,000	10,353
Series 2017 A, 5% 8/1/26	80,000	83,587
Series 2017:
3.5% 8/1/27	25,000	25,435
4% 8/1/37	25,000	25,467
5% 11/1/25	175,000	180,135
5% 11/1/27	75,000	80,590
5% 11/1/27	65,000	69,845
5% 11/1/31	100,000	107,494
5% 8/1/33	100,000	105,096
Series 2018, 5% 10/1/48	100,000	105,540
Series 2019:
3% 10/1/33	70,000	69,439
3% 10/1/34	50,000	49,450
3% 10/1/37	190,000	178,066
4% 4/1/25	45,000	45,380
5% 4/1/25	105,000	106,911
5% 10/1/25	175,000	179,819
5% 4/1/27	10,000	10,608
5% 4/1/29	140,000	155,035
5% 4/1/30	100,000	110,971
5% 4/1/35	5,000	5,002
5% 4/1/36	75,000	75,031
Series 2020:
2% 11/1/36	60,000	48,067
3% 3/1/28	50,000	50,151
3% 11/1/35	250,000	245,612
4% 3/1/28	40,000	41,816
4% 3/1/29	175,000	185,273
4% 3/1/50	40,000	40,054
5% 11/1/27	50,000	53,727
5% 11/1/31	295,000	337,647
5% 3/1/32	50,000	56,484
5% 3/1/32	50,000	56,484
5% 3/1/35	220,000	247,090
Series 2021:
4% 12/1/24	100,000	100,500
5% 9/1/31	230,000	267,095
5% 12/1/31	265,000	309,001
Series 2023, 5% 9/1/33	145,000	174,513
California Health Facilities Fing. Auth. Rev.:
Bonds (Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	150,000	145,105
Series 2013 A, 4% 3/1/43	35,000	32,930
Series 2015, 5% 11/15/26	50,000	51,566
Series 2016 A:
3% 10/1/41	50,000	41,109
3.25% 11/15/36 (Pre-Refunded to 11/15/25 @ 100)	110,000	110,305
Series 2016 B:
5% 11/15/46	15,000	15,315
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,519
Series 2017 A:
5% 11/15/26	275,000	290,763
5% 11/1/27	20,000	21,661
Series 2017 A2, 5% 11/1/47	70,000	82,278
Series 2018 A:
4% 11/15/42	65,000	64,380
5% 11/15/26	35,000	36,653
5% 11/15/33	25,000	26,863
California Infrastructure & Econ. Dev. Bank Rev. Series 2003 A, 5% 7/1/29 (Pre-Refunded to 1/1/28 @ 100)	165,000	178,979
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016:
5% 10/1/26	15,000	15,668
5% 10/1/29	25,000	26,173
Series 2018, 5% 10/1/26	25,000	26,373
Series 2020 A1, 5% 4/1/32	225,000	269,347
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/28 (c)	60,000	60,112
5% 12/31/47 (c)	100,000	99,031
Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (c)	20,000	18,984
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2020 B, 4% 3/1/45	175,000	177,659
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	20,620
5% 11/1/33	105,000	108,280
5% 11/1/43	40,000	40,935
Series 2016 A:
3.125% 11/1/36	155,000	152,293
5% 11/1/26	45,000	47,118
5% 11/1/45	125,000	128,891
Series 2017 A, 5% 11/1/25	100,000	103,138
California Statewide Cmntys. Dev. Auth. Series 2017, 5% 5/15/42	100,000	100,873
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	37,969
5% 1/1/32	20,000	21,003
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (b)	25,000	27,796
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	85,623
Series 2017 A, 5% 4/1/47	55,000	56,227
Series 2018 A, 3.5% 3/1/38	125,000	121,616
Carlsbad Unified School District Series 2011 C, 0% 8/1/35 (d)	180,000	202,881
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	20,876
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	20,011
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	26,338
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	7,918
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	145,009
Downey Unified School District Series 2019 B, 3.625% 8/1/42	280,000	268,245
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	66,299
Series 2017 B, 5% 6/1/27	5,000	5,377
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	165,000	122,246
0% 8/1/38	65,000	38,533
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	58,464
Facilities Fing. Auth. Sp (Irvine Great Park Infrastructure Proj.) Series 2023 A, 4% 9/1/58 (Build America Mutual Assurance Insured)	160,000	157,719
Foothill-De Anza Cmnty. College District:
Series 2003 B, 0% 8/1/25	5,000	4,795
Series 2007, 0% 8/1/36 (AMBAC Insured)	200,000	134,909
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/27 (Escrowed to Maturity)	40,000	36,745
0% 1/1/29 (Escrowed to Maturity)	20,000	17,438
Series 2013 B1, 3.95% 1/15/53 (b)	80,000	73,220
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	30,046
Fresno Unified School District Series 2016 A, 4% 8/1/41	150,000	150,169
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2015 A:
4% 6/1/31 (Pre-Refunded to 6/1/25 @ 100)	100,000	101,018
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	20,000	20,430
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,215
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,215
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	140,000	143,013
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	8,183
Series 2016 B, 3% 8/1/45	20,000	16,282
Hayward Unified School District Gen. Oblig. Series 2019 A, 4% 8/1/48	200,000	198,440
Imperial Irrigation District Elec. Rev. Series 2016 B1, 5% 11/1/46	140,000	145,042
Livermore Valley Joint Unified School District Series 2019, 4% 8/1/46	190,000	187,266
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	27,361
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	105,088
Series 2016, 3% 8/1/32	35,000	34,540
Series B, 0% 8/1/35	150,000	103,616
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	30,000	32,420
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	30,159
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	10,053
Series K, 4% 8/1/35	20,000	20,371
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	47,957
Series 2021 A, 5% 7/1/44	190,000	210,703
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/32	200,000	204,499
Series 2018 C, 5% 5/15/37 (c)	75,000	78,146
Series 2018 D:
5% 5/15/31 (c)	80,000	86,191
5% 5/15/34 (c)	120,000	129,016
Series 2022 I, 5% 5/15/42	285,000	321,405
Series A, 5% 5/15/36 (c)	50,000	53,379
Series B:
5% 5/15/34 (c)	10,000	10,587
5% 5/15/48	65,000	70,570
Series C, 5% 5/15/33 (c)	90,000	94,660
Series D, 5% 5/15/26 (c)	65,000	66,930
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2014 C, 5% 7/1/29 (Pre-Refunded to 7/1/29 @ 100)	40,000	40,111
Series 2014 D, 5% 7/1/44 (Pre-Refunded to 7/1/44 @ 100)	45,000	45,045
Series 2015 A, 3.25% 7/1/31	100,000	99,786
Series 2016 A:
5% 7/1/40	125,000	128,583
5% 7/1/46	70,000	71,710
Series 2017 A, 5% 7/1/28	5,000	5,322
Series 2020 A, 5% 7/1/27	135,000	145,122
Series 2022 A, 5% 7/1/40	275,000	309,519
Series 2024 B, 5% 7/1/38 (e)	140,000	166,135
Series A, 5% 7/1/31	15,000	16,253
Series B, 5% 7/1/30	55,000	61,452
Series C, 5% 7/1/37	25,000	27,637
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,028
Series 2016 B, 5% 7/1/29	50,000	51,876
Series 2022 B:
4% 7/1/49	140,000	138,132
5% 7/1/28	430,000	474,911
Series A:
5% 7/1/33	20,000	21,294
5% 7/1/33	25,000	27,114
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	490,000	493,862
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	40,000	40,144
Series 2016 A, 5% 7/1/40	30,000	30,642
Series 2017 A, 5% 7/1/26	175,000	183,447
Series 2018 B1:
5% 7/1/33	125,000	135,544
5.25% 7/1/42	50,000	53,677
Series 2019 A, 5% 7/1/28	130,000	143,412
Series 2020 C, 5% 7/1/30	60,000	69,180
Series 2020, 5% 7/1/25	10,000	10,238
Series 2021 A, 5% 7/1/25	75,000	76,784
Series A:
5% 7/1/24	5,000	5,018
5% 7/1/29	5,000	5,642
5% 7/1/30	50,000	56,439
Series B, 5% 7/1/25	90,000	92,141
Series C, 5% 7/1/28	55,000	55,152
Marin Healthcare District Series 2017 A:
3% 8/1/37	170,000	151,736
4% 8/1/47	135,000	130,977
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	62,284
Montebello Unified School District Series A, 5% 8/1/41	50,000	51,730
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	50,000	53,444
Series 2009 B, 6.5% 11/1/39	25,000	31,813
Napa Valley Unified School District Series 2019 C, 4% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	175,000	172,820
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	230,000	155,711
Series 2017, 0% 8/1/39	495,000	275,037
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	13,289
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	61,273
Oakland Unified School District Alameda County Series 2021 A, 4% 8/1/46	205,000	205,481
Orange County Wtr. District Rev.:
Series 2017 A, 5% 8/15/29	75,000	80,306
Series 2019 C, 5% 8/15/32	150,000	170,065
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	126,050
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	26,942
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (d)	50,000	46,333
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	200,000	173,877
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	31,482
Poway Unified School District Series 2011, 0% 8/1/46	190,000	69,603
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series 2023 A:
5% 10/1/32	190,000	229,373
5% 10/1/34	230,000	276,629
Riverside Cmnty. College District Series 2019, 3% 8/1/36	200,000	191,833
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015:
4.125% 11/1/40 (Pre-Refunded to 11/1/25 @ 100)	100,000	101,797
5.25% 11/1/45 (Pre-Refunded to 11/1/25 @ 100)	180,000	186,338
Sacramento City Fing. Auth. Rev. Series 2005 A:
0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	66,379
0% 12/1/34 (FGIC Insured)	100,000	68,890
Sacramento County Sanitation District Fing. Auth. Rev. Series 2021, 5% 12/1/31	200,000	238,260
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	78,674
Sacramento TOT Rev. Series A, 5% 6/1/43	55,000	57,611
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	1,727
San Diego Cmnty. College District Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,253
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	52,015
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A, 5% 5/1/47	140,000	156,830
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	30,000	32,189
San Diego Unified School District:
(Election of 1998 Proj.) Series 2005 E2, 5.5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	80,000	84,907
Series 1998 G1:
5.25% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	5,000	5,425
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	25,000	27,851
5.25% 7/1/28 (Escrowed to Maturity)	5,000	5,517
Series 2008 E, 0% 7/1/49	125,000	42,300
Series 2009 1:
0% 7/1/30	30,000	25,060
0% 7/1/30 (Escrowed to Maturity)	20,000	16,685
Series 2017 K2, 0% 7/1/31	430,000	337,465
Series A, 0% 7/1/31	15,000	12,156
Series C, 0% 7/1/43	10,000	4,647
Series R1, 0% 7/1/30	35,000	28,986
Series R4, 5% 7/1/28	70,000	71,821
Series R5, 5% 7/1/26	50,000	52,525
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	4,162
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	10,053
Series 2019 B1, 3% 8/1/49	200,000	160,190
Series 2022 D1, 4.125% 8/1/52	195,000	193,583
Series A1, 5% 8/1/47	80,000	83,530
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	25,000	26,078
Series 2017 A, 5% 5/1/47 (c)	40,000	40,694
Series 2017 D, 5% 5/1/25 (c)	105,000	106,540
Series 2019 A, 5% 5/1/49 (c)	25,000	25,727
Series 2019 D:
5% 5/1/26	135,000	140,822
5% 5/1/34	325,000	364,083
5% 5/1/39	30,000	32,730
Series 2019 E, 5% 5/1/34 (c)	175,000	187,903
Series 2020 A, 4% 5/1/39 (c)	15,000	14,845
Series 2023 C, 5.75% 5/1/48 (c)	275,000	307,712
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	30,246
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	135,147
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	15,363
Series 2020 A, 5% 11/1/50	85,000	92,781
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/26 (Escrowed to Maturity)	30,000	28,343
0% 1/1/28 (Escrowed to Maturity)	200,000	180,029
0% 1/1/28 (Escrowed to Maturity)	35,000	31,331
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,589
Series 2014 A, 5% 1/15/44 (Pre-Refunded to 1/15/25 @ 100)	95,000	96,182
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	70,641
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	20,000	20,850
San Mateo County Cmnty. College District Series 2006 B:
0% 9/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	97,144
0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	138,847
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	16,074
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (d)	50,000	52,195
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	186,630
Series 2019 A, 3.125% 5/1/47	225,000	185,694
Santa Clara Unified School District:
Series 2019, 4% 7/1/48	35,000	34,338
Series 2023, 4% 7/1/40	160,000	166,986
Santa Clara Valley Trans. Auth. Series 2023 A, 5% 4/1/33	185,000	225,332
Santa Clara Valley Wtr. District Series 2016 A, 5% 6/1/33	75,000	77,540
Saugus Union School District Series 2020 C, 2.375% 8/1/44	150,000	108,683
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	143,820
Sierra Joint Cmnty. College District Series 2021 B, 2% 8/1/46	100,000	64,267
Solano Cmnty. College District Series A, 5.125% 8/1/41 (Pre-Refunded to 8/1/28 @ 100)	40,000	43,662
Sonoma County Jr. College District Rev.:
Series 2019 B, 3% 8/1/36	200,000	190,566
Series B, 3% 8/1/41	5,000	4,335
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	30,927
Southwestern Cmnty. College District Gen. Oblig. Series 2021 C, 2.375% 8/1/46	100,000	68,944
State Ctr. Cmnty. College District Series 2020 B, 2.25% 8/1/45	250,000	173,095
Sunnyvale Calif Fin. Auth. Lease (Civic Ctr. Proj.) Series 2020, 4% 4/1/50	380,000	378,560
Sweetwater Union High School District Series 2016, 4% 8/1/42	350,000	350,259
Turlock Irrigation District Rev. Series 2016, 5% 1/1/46	205,000	213,182
Twin Rivers Unified School District Series 2016:
0% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	135,000	62,986
4% 8/1/43 (Assured Guaranty Muni. Corp. Insured)	400,000	396,117
Univ. of California Revs.:
Series 2015 AO, 5% 5/15/40	125,000	127,070
Series 2016, 5% 5/15/35	135,000	140,742
Series 2017 M, 5% 5/15/32	75,000	80,011
Series 2018 O:
4% 5/15/48	165,000	161,347
5% 5/15/58	105,000	110,342
Series 2020 BE, 5% 5/15/31	235,000	268,972
Series 2021 Q, 5% 5/15/35	250,000	288,330
Series AM, 5.25% 5/15/37	10,000	10,017
Series AY, 5% 5/15/28	20,000	21,411
Series I:
5% 5/15/25	50,000	51,096
5% 5/15/28	40,000	40,843
Series M, 5% 5/15/36	80,000	85,037
Series O, 4% 5/15/29	25,000	26,331
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 5% 1/1/47	80,000	81,442
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	85,000	82,942
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	13,513
0% 8/1/28	60,000	52,498
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	140,000	121,773
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	125,000	106,410
William S. Hart Union High School District Series 2009 A, 0% 8/1/33	50,000	37,305
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	165,000	155,117
3% 8/1/37	35,000	32,217
TOTAL CALIFORNIA		32,046,004
Colorado - 1.7%
Colorado Ctfs. of Prtn.:
Series 2020 A, 3% 12/15/36	105,000	97,815
Series 2021 A, 4% 12/15/38	285,000	291,423
Colorado Health Facilities Auth. Rev. Bonds:
(Bethesda Proj.) Series 2018 B, 5% 9/15/53	90,000	75,040
Series 2016 B, 5% 11/15/30	150,000	155,114
Series 2018 A, 4% 11/15/48	100,000	96,546
Series 2019 A, 5% 11/1/29	35,000	38,384
Series 2019 A1:
4% 8/1/37	75,000	73,541
4% 8/1/39	85,000	83,051
4% 8/1/44	55,000	52,844
5% 8/1/26	60,000	62,155
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	26,303
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/28 (c)	30,000	31,528
Series 2018 A:
5% 12/1/25 (c)	115,000	117,068
5% 12/1/36 (c)	60,000	68,880
Series 2018 B, 3.5% 12/1/35	15,000	14,580
Series 2019 C, 5% 11/15/31	30,000	33,515
Series 2022 A, 5% 11/15/41 (c)	245,000	264,598
Series 2022 D, 5% 11/15/42 (c)	165,000	177,495
Denver City & County Board Wtr. Rev. Series 2022 A, 5% 12/15/45	165,000	183,284
Denver Convention Ctr. Hotel Auth. Series 2017, 5% 12/1/26	50,000	51,060
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,251
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,617
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	18,793
Series 2006 B, 0% 9/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	52,507
Metropolitan Wastewtr. Reclamation District Series 2020 A, 2% 4/1/39	100,000	73,524
Park Creek Metropolitan District Series 2015 A, 5% 12/1/45	445,000	444,056
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,010
Series 2016 B1, 2.75% 6/1/30	85,000	80,556
TOTAL COLORADO		2,704,538
Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	15,039
Series 2015 B, 3.375% 6/15/29	25,000	25,024
Series 2016 A, 5% 3/15/26	30,000	31,103
Series 2017 A, 5% 4/15/27	25,000	26,499
Series 2018 D, 5% 4/15/27	105,000	111,295
Series 2019 A, 5% 4/15/27	25,000	26,499
Series 2020 C, 4% 6/1/31	30,000	32,108
Series 2021 B:
3% 6/1/29	90,000	89,411
3% 6/1/39	440,000	392,174
3% 6/1/40	100,000	87,879
4% 6/1/31	65,000	70,239
Series A, 5% 3/15/28	35,000	35,559
Series D:
4% 8/15/31	15,000	15,260
5% 4/15/26	25,000	25,942
Series E:
3.375% 10/15/36	30,000	29,318
5% 9/15/25	30,000	30,767
5% 10/15/25	30,000	30,824
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (b)	225,000	216,783
Series 2019 A:
4% 7/1/34	30,000	29,568
5% 7/1/33	135,000	140,058
Series 2020 A, 5% 7/1/30	50,000	54,259
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	15,000	14,361
Series 2018 A, 3.5% 5/15/33	5,000	4,915
Series 2020 C1, 2.05% 5/15/37	75,000	61,068
Series B1, 3.45% 11/15/41	5,000	4,583
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A, 5% 5/1/26	150,000	155,791
Series 2015 B, 5% 8/1/26	110,000	112,445
Series 2016 A, 5% 9/1/31	5,000	5,207
Series 2018 A, 5% 1/1/27	35,000	36,856
Series 2018 B, 5% 10/1/28	120,000	131,358
Series 2021 A, 4% 5/1/37	35,000	36,630
Series A:
4% 9/1/35	145,000	145,897
5% 9/1/30	60,000	62,656
Series B:
5% 10/1/33	10,000	10,885
5% 10/1/36	85,000	91,634
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	27,078
TOTAL CONNECTICUT		2,416,972
Delaware - 0.3%
Delaware Gen. Oblig.:
Series 2017, 3.25% 3/1/37	4,000	3,908
Series 2023 A, 5% 5/1/34	150,000	179,530
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	155,000	146,934
5% 10/1/32	15,000	16,629
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	48,685
TOTAL DELAWARE		395,686
District Of Columbia - 2.0%
District of Columbia Gen. Oblig.:
Series 2016 A:
4% 6/1/36	400,000	405,158
5% 6/1/32	40,000	41,547
Series 2017 A, 5% 6/1/29	45,000	47,920
Series 2017 D:
5% 6/1/28	100,000	106,412
5% 6/1/42	35,000	36,397
Series 2019 A:
5% 10/15/31	80,000	88,946
5% 10/15/40	295,000	318,032
5% 10/15/44	15,000	16,023
Series 2021 D, 5% 2/1/31	60,000	69,074
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/24	115,000	115,227
District of Columbia Income Tax Rev.:
Series 2019 C:
5% 10/1/29	180,000	202,141
5% 10/1/33	205,000	228,681
Series 2020 C, 4% 5/1/40	195,000	198,134
District of Columbia Rev. Series 2020, 5% 12/1/27	180,000	192,867
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	26,275
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2014 C:
5% 10/1/27	20,000	20,118
5% 10/1/28	50,000	50,311
Series 2019 A, 5% 10/1/44	130,000	139,217
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	45,000	41,718
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	20,000	15,251
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,740
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	27,033
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	47,917
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	12,378
Series 2019 218, 4% 10/1/44	100,000	97,609
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/28 (c)	40,000	40,178
5% 10/1/44 (c)	105,000	105,125
Series 2018 A, 5% 10/1/27 (c)	65,000	68,606
Series 2021 A, 4% 10/1/41 (c)	205,000	201,257
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	10,615
Series 2017 B, 5% 7/1/42	70,000	72,512
TOTAL DISTRICT OF COLUMBIA		3,047,419
Florida - 4.7%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	180,000	178,697
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (c)	35,000	35,556
Series 2019 A, 5% 10/1/49 (c)	100,000	102,779
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/38 (c)	75,000	75,595
Broward County Wtr. & Swr. Util. Rev. Series 2019 A, 4% 10/1/43	200,000	201,424
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/34	215,000	221,442
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	50,000	46,101
4% 7/1/40	20,000	19,820
Series 2017, 3.375% 7/1/42	70,000	62,419
Series 2019 B, 5% 7/1/44	125,000	131,424
Series 2021, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	265,000	275,870
County of Broward Tourist Dev. Tax Rev. (Convention Ctr. Expansion Proj.) Series 2021, 4% 9/1/51	225,000	214,165
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	67,796
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	20,042
Series 2018 A, 4% 6/1/37	55,000	56,175
Series 2018 B, 4% 6/1/48	160,000	158,432
Series 2019 D, 4% 6/1/30	35,000	37,112
Series C, 5% 6/1/25	90,000	91,833
Series D, 4% 6/1/32	25,000	25,442
Florida Dept. of Trans. Tpk. Rev.:
Series 2016 B, 2.625% 7/1/27	60,000	58,225
Series 2021 B, 2% 7/1/43	155,000	104,023
Series 2021 C, 3% 7/1/51	185,000	142,535
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 5% 11/15/26	100,000	103,880
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	41,183
Gainesville Utils. Sys. Rev. Series 2021 A1, 5% 10/1/46	100,000	107,022
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	30,000	31,634
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	41,722
3.25% 8/1/49	10,000	8,331
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	75,000	81,743
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	132,884
Jacksonville Spl. Rev.:
Series 2014, 5% 10/1/28	65,000	65,321
Series 2019 A:
5% 10/1/24	85,000	85,632
5% 10/1/27	80,000	85,512
5% 10/1/29	25,000	27,891
5% 10/1/32	60,000	66,306
5% 10/1/34	100,000	110,312
Jacksonville Trans. Auth. Series 2015, 5% 8/1/35	150,000	152,487
JEA Wtr. & Swr. Sys. Rev.:
Series 2017 A, 4% 10/1/34	15,000	15,345
Series 2020 A, 3% 10/1/36	475,000	441,589
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	9,517
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	25,101
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	118,864
Miami-Dade County Series 2021 B2, 4% 10/1/43	420,000	414,947
Miami-Dade County Aviation Rev.:
Series 2016 A, 5% 10/1/41	20,000	20,400
Series 2020 A, 4% 10/1/39	130,000	130,353
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/44	155,000	61,702
0% 10/1/46	10,000	3,569
0% 10/1/47	50,000	16,861
Series 2016:
0% 10/1/31	5,000	3,753
0% 10/1/32	15,000	10,784
5% 10/1/26	145,000	151,689
Miami-Dade County Edl. Facilities Rev. Series 2015 A, 4% 4/1/45	100,000	93,495
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	56,031
Series 2015 B, 5% 7/1/27	40,000	40,141
Series 2015 D, 3% 7/1/39	10,000	8,621
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/26	100,000	101,039
Miami-Dade County Sports Facilities:
Series 2009 A, 6.875% 10/1/34 (Assured Guaranty Corp. Insured)	255,000	307,333
Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	4,955
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	22,190
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	75,000	75,782
Series 2017 B, 3.125% 10/1/39	5,000	4,395
Series 2019 B, 3% 10/1/49	10,000	7,448
Series 2019, 5% 10/1/46	165,000	171,556
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	10,491
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	64,253
Orange County Health Facilities Auth. Series 2016, 4% 10/1/45	65,000	63,514
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	19,657
Series 2016 B, 4% 10/1/36	30,000	29,662
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	5,339
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,885
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	40,000	41,208
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	100,000	103,021
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	93,473
South Broward Hosp. District Rev.:
Series 2017, 5% 5/1/28	55,000	58,007
Series 2021 A, 2.375% 5/1/45	375,000	254,044
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2020 A:
4% 10/1/38	100,000	103,305
5% 10/1/54	260,000	276,417
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	140,000	135,483
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	5,000	1,174
Volusia County Edl. Facilities Auth. Rev. (Stetson Univ., Inc. Proj.) Series 2015, 5% 6/1/45	305,000	307,795
TOTAL FLORIDA		7,378,955
Georgia - 1.9%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (c)	125,000	117,510
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015:
5% 11/1/28	25,000	25,497
5% 11/1/29	5,000	5,097
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	30,546
5% 11/1/40	40,000	40,530
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	25,455
Series 2018 C, 4% 11/1/37	15,000	15,236
Brookhaven Dev. Auth. Rev. Series 2019 A:
4% 7/1/49	105,000	100,605
5% 7/1/26	20,000	20,823
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	18,525
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	20,964
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 5% 2/15/45	255,000	260,002
Series 2020 A, 5% 2/15/31	50,000	54,895
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	55,000	55,241
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	19,754
Series 2016 F, 5% 1/1/26	25,000	25,840
Series 2017 A, 5% 2/1/25	190,000	192,633
Series 2018 A:
3% 7/1/33	25,000	24,610
4% 7/1/34	155,000	161,677
5% 7/1/27	5,000	5,346
Series 2021 A, 4% 7/1/35	105,000	113,032
Series 2022 C, 5% 7/1/31	205,000	238,138
Georgia Hsg. & Fin. Auth.:
Series 2015 A, 3.95% 12/1/43	50,000	47,908
Series 2017 C, 3.75% 6/1/48	110,000	102,016
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	65,000	63,034
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	275,000	238,147
Gwinnett County School District Gen. Oblig. Series 2019, 5% 2/1/39	100,000	108,683
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	110,000	88,462
Main Street Natural Gas, Inc. Series 2019 A, 4% 5/15/39	100,000	95,048
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27 (Escrowed to Maturity)	65,000	69,663
Series 2019 A, 3.125% 7/1/46	25,000	20,802
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	15,602
Private Colleges & Univs. Auth. Rev. Series 2020 B:
4% 9/1/41	195,000	198,353
5% 9/1/30	100,000	113,892
Richmond County Hosp. Auth.:
(Univ. Health Svcs., Inc. Projs.) Series 2016, 5% 1/1/27	105,000	108,407
(Univ. Health Svcs., Inc. Proj.) Series 2016, 4% 1/1/35	70,000	70,346
TOTAL GEORGIA		2,912,319
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2020 A, 4% 7/1/35 (c)	80,000	81,526
Series 2020 D, 4% 7/1/39	100,000	101,643
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	34,204
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	130,000	133,282
Series 2016 FG, 5% 10/1/30	30,000	31,300
Series FT:
5% 1/1/27	50,000	52,693
5% 1/1/32	65,000	70,022
Series FW, 3.5% 1/1/38	35,000	34,551
Honolulu City & County Gen. Oblig.:
Series 2015 C, 3% 10/1/28	135,000	133,884
Series A, 5% 10/1/39	100,000	101,383
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	238,661
Series 2018 A, 3.375% 7/1/42	40,000	36,086
Series 2019 A, 4% 7/1/37	100,000	102,518
TOTAL HAWAII		1,151,753
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	25,986
Series 2015 ID:
5.5% 12/1/27	60,000	61,383
5.5% 12/1/29	20,000	20,486
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	105,000	107,178
TOTAL IDAHO		215,033
Illinois - 4.7%
Chicago Board of Ed. Series 2016, 5.75% 4/1/35	100,000	106,467
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	40,000	30,821
0% 1/1/33	50,000	35,263
Series 2002 B:
5% 1/1/26	5,000	5,043
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)	10,000	10,107
Series 2007 E, 5.5% 1/1/35	45,000	45,431
Series 2008 C:
0% 1/1/26 (Escrowed to Maturity)	85,000	79,755
0% 1/1/30	85,000	67,817
Series 2015 A:
5% 1/1/26	10,000	10,085
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)(Escrowed to Maturity)	5,000	5,041
5.5% 1/1/33	20,000	20,210
Series 2015 C, 5% 1/1/27	195,000	198,941
Series 2019 A, 5% 1/1/40	15,000	15,586
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/26 (c)	65,000	65,002
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 B:
5% 1/1/28	45,000	45,489
5% 1/1/33	105,000	106,175
Series 2015 D, 5% 1/1/46	110,000	110,543
Series 2016 C, 5% 1/1/37	100,000	102,360
Series 2016 D, 5.25% 1/1/42	250,000	259,661
Series 2016 G, 5% 1/1/37 (c)	225,000	231,903
Series 2017 A, 5% 1/1/30	125,000	131,208
Series 2017 B, 5% 1/1/33	30,000	31,382
Series 2018 A, 4% 1/1/43 (c)	30,000	29,240
Series 2018 B:
5% 1/1/37	45,000	48,826
5% 1/1/38	20,000	21,476
5% 1/1/48	10,000	10,493
Series 2020 B, 5% 1/1/29	60,000	65,636
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	30,336
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	15,615
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	40,030
Cook County Gen. Oblig. Series 2018, 5% 11/15/34	100,000	103,446
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/43	80,000	74,319
Series 2015, 4.125% 5/1/45	125,000	120,726
Series 2020 A, 3% 5/15/50	80,000	57,769
Illinois Fin. Auth. Rev.:
Series 2014 A, 5% 10/1/30	105,000	105,468
Series 2015 A, 4% 11/15/39	565,000	527,811
Series 2016:
3.25% 5/15/39	160,000	136,458
3.25% 11/15/45	15,000	12,140
4% 1/1/25	145,000	145,495
4% 7/1/30	60,000	61,079
4% 12/1/31	25,000	25,209
4% 12/1/40	210,000	202,126
Series 2017 A, 5% 8/1/42	105,000	105,812
Series 2017, 5% 8/15/26	135,000	140,139
Series 2018 A:
5% 10/1/41	25,000	25,973
5% 10/1/48	20,000	20,565
Illinois Gen. Oblig.:
Series 2014, 5% 4/1/27	55,000	55,058
Series 2016 June:
3.5% 6/1/30	210,000	204,839
3.5% 6/1/31	70,000	67,637
Series 2016:
4% 1/1/31	70,000	70,599
5% 2/1/27	140,000	146,579
5% 11/1/36	100,000	102,510
Series 2017 A, 4.5% 12/1/41	35,000	35,248
Series 2017 B, 5% 12/1/24	65,000	65,614
Series 2017 C, 5% 11/1/29	10,000	10,601
Series 2017 D:
3.25% 11/1/26	40,000	39,367
5% 11/1/26	190,000	198,138
5% 11/1/28	140,000	148,408
Series 2018 B, 5% 10/1/24	20,000	20,141
Series 2019 B, 5% 9/1/25	30,000	30,623
Series 2020 C, 4% 10/1/40	50,000	49,004
Series 2020 D, 5% 10/1/25	50,000	51,115
Series 2021 A:
5% 3/1/27	50,000	52,436
5% 3/1/30	160,000	176,745
Series 2023 D, 5% 7/1/32	160,000	182,037
Series November 2016, 4.125% 11/1/31	40,000	40,611
Illinois Hsg. Dev. Auth. Rev. Series 2018 A, 4.125% 10/1/38	15,000	15,039
Illinois Sales Tax Rev.:
Series 2013:
5% 6/15/24	20,000	20,039
5% 6/15/25	5,000	5,008
Series 2016 A, 3% 6/15/33	25,000	23,519
Series 2016 D, 3% 6/15/31	35,000	33,575
Series 2021 A, 4% 6/15/30	60,000	63,406
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	25,000
Series 2014 C, 5% 1/1/30	100,000	101,419
Series 2015 A, 5% 1/1/40	25,000	25,404
Series 2016 A, 5% 12/1/31	50,000	51,454
Series 2017 A, 5% 1/1/36	50,000	53,595
Series 2019 C, 5% 1/1/31	120,000	134,777
Series A, 5% 1/1/45	145,000	155,441
Series B:
5% 1/1/27	25,000	26,316
5% 1/1/30	50,000	56,017
Series C, 5% 1/1/30	95,000	106,432
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	66,347
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	22,333
Series 2010 B1, 0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	600,000	206,975
Series A:
0% 6/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	102,782
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	51,426
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,570
Series 2002 A:
0% 12/15/26	95,000	86,378
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,022
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,620
Series 2002, 0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,987
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	15,000	3,132
Northern Illinois Muni. Pwr. Agcy. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/29	45,000	46,955
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	53,504
Springfield Elec. Rev. Series 2015:
4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	34,146
5% 3/1/31	60,000	60,598
5% 3/1/32	115,000	116,104
TOTAL ILLINOIS		7,392,107
Indiana - 1.1%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	46,536
Fishers Town Hall Bldg. Corp. Series 2023 A, 5.75% 7/15/58	345,000	393,555
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	51,646
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	74,440
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	36,057
Indiana Fin. Auth. Rev.:
Series 2019 E:
5% 2/1/36	25,000	27,335
5% 2/1/40	65,000	69,848
Series 2021 B, 5% 2/1/41	150,000	165,301
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2021 A, 3% 10/1/40	45,000	39,053
Indiana Health & Edl. Facilities Fing. Auth. Rev. Series 2006 B, 5% 11/15/46	100,000	101,888
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	100,904
5% 1/1/31	65,000	65,583
Series 2016 C, 5% 1/1/39	230,000	235,452
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	109,119
5% 2/1/54	25,000	25,949
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	42,744
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,377
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	59,991
TOTAL INDIANA		1,649,778
Iowa - 0.4%
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	121,034
Series 2020 A, 5% 8/1/36	105,000	118,032
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2019 A, 4% 7/1/47	60,000	59,521
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	33,215
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 A2, 4% 6/1/40	215,000	216,323
TOTAL IOWA		548,125
Kansas - 0.0%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	27,822
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	46,865
TOTAL KANSAS		74,687
Kentucky - 0.6%
Carroll County Envir. Facilities Rev. Series 2008 A, 2% 2/1/32 (c)	365,000	302,549
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	90,162
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2015 A:
4% 9/1/39	160,000	155,197
5% 9/1/26	190,000	192,860
5% 9/1/42	5,000	4,976
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	31,355
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	50,247
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	83,290
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2017 A, 3.25% 5/15/46	100,000	82,381
TOTAL KENTUCKY		993,017
Louisiana - 0.4%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	5,000	4,889
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	40,000	39,544
Series 2017 A, 5% 4/1/25	25,000	25,428
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	48,071
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	30,000	26,389
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	50,090
(Loyola Univ. Proj.) Series 2017, 5.25% 10/1/46	35,000	37,423
New Orleans Aviation Board Series 2018 A, 4% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	150,000	143,511
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	25,000	25,714
State of Louisiana Grant Anticipation Rev.:
Series 2019 A, 5% 9/1/29	30,000	32,632
Series 2021, 5% 9/1/33	100,000	113,261
TOTAL LOUISIANA		546,952
Maryland - 1.6%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	41,813
Maryland Dept. of Trans.:
Series 2016, 4% 11/1/29	85,000	85,172
Series 2018, 3% 5/1/31	40,000	39,617
Series 2021 B, 4% 8/1/51 (c)	100,000	92,504
Maryland Gen. Oblig.:
Series 2017 B, 5% 8/1/25	30,000	30,718
Series 2019 1, 5% 3/15/31	70,000	77,653
Series 2019, 5% 3/15/30	50,000	55,580
Series 2020 A:
5% 8/1/29	150,000	167,835
5% 8/1/35	55,000	62,137
Series 2021 2A, 5% 8/1/28	120,000	131,455
Series 2021 A, 5% 8/1/32	75,000	86,885
Series A, 5% 3/15/30	30,000	32,647
Series C, 5% 8/1/24	5,000	5,021
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	90,000	57,823
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 4% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	100,000	100,933
Series 2017 A, 4% 5/15/47	55,000	51,792
Series 2017 MD, 4% 12/1/46	15,000	14,349
Maryland Stadium Auth. Built to Learn Rev. Series 2021:
2.75% 6/1/51	190,000	132,774
4% 6/1/37	115,000	117,270
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (c)	40,000	37,976
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	65,000	48,935
3% 7/1/47	145,000	114,585
4% 7/1/40	180,000	183,107
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	85,769
Series 2015 B, 3% 12/1/29	70,000	69,264
Series 2020 B, 4% 11/1/31	100,000	109,318
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	290,000	285,692
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/46	150,000	161,824
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	9,918
5% 6/1/34	65,000	67,854
TOTAL MARYLAND		2,558,220
Massachusetts - 3.2%
Boston Gen. Oblig. Series A, 5% 4/1/26	40,000	41,789
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2022 A2, 5% 7/1/52	200,000	214,799
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2005 A, 5% 7/1/25	55,000	56,213
Series 2007, 5.25% 7/1/28	40,000	44,289
Series A, 5.25% 7/1/28	20,000	22,145
Series B, 5% 7/1/33	5,000	5,125
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhanacement and Accelerated Bridge Programs) Series 2016 B, 4% 6/1/45	175,000	171,295
(Rail Enhancement & Accelerated Bridge Prog.):
Series 2017 A, 5% 6/1/47	20,000	20,726
Series 2018 A, 5% 6/1/48	130,000	135,832
(Rail Enhancement Prog.) Series 2021 A, 3% 6/1/50	185,000	144,382
Series 2015 A, 3.25% 6/1/35	150,000	146,853
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	24,324
Series 2018 L, 4% 7/1/44	165,000	165,911
Series BB1, 4% 10/1/46	25,000	24,396
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	10,000	7,645
Series D, 4% 7/1/45	25,000	22,535
Series F, 5% 8/15/24	110,000	110,358
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (c)	60,000	60,316
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,018
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	131,764
Series 2015 A, 5% 7/1/26	130,000	135,899
Series 2016 B:
4% 7/1/33	75,000	76,377
5% 7/1/27	5,000	5,351
Series 2016 G:
3% 9/1/46	10,000	8,101
4% 9/1/32	75,000	76,573
Series 2017 A:
5% 4/1/35	100,000	105,797
5% 4/1/47	155,000	160,133
Series 2017 E, 5% 11/1/24	60,000	60,529
Series 2017 F:
5% 11/1/41	200,000	209,680
5% 11/1/44	20,000	20,874
Series 2018 C, 5% 9/1/30	150,000	171,886
Series 2018 E, 5% 9/1/25	100,000	102,571
Series 2019 A, 5% 1/1/49	70,000	73,288
Series 2019 C, 5% 5/1/41	25,000	26,854
Series 2019 G:
3% 9/1/39	200,000	178,529
5% 9/1/29	150,000	168,626
5% 9/1/32	75,000	75,581
Series 2020 D, 4% 11/1/41	150,000	152,623
Series 2021 B, 3% 4/1/47	140,000	112,577
Series 2021 C, 5% 9/1/29	50,000	56,209
Series A:
5% 3/1/29	175,000	194,549
5% 7/1/29	70,000	73,123
5% 7/1/31	45,000	47,027
Series B:
2% 3/1/34	170,000	145,732
5% 7/1/26	40,000	41,815
5% 7/1/27	20,000	21,403
Series C, 5% 5/1/30	35,000	39,860
Series D, 5% 7/1/26	40,000	41,815
Series E, 5% 11/1/26	20,000	21,070
Series F, 5% 11/1/40	15,000	15,758
Series G, 5% 9/1/33	55,000	55,427
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	79,520
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (c)	10,000	9,521
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	55,009
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2015 D, 4.75% 8/15/32 (Pre-Refunded to 8/15/25 @ 100)	185,000	188,540
Series 2016 B, 5% 11/15/46	30,000	30,856
Series A, 5% 8/15/45	50,000	53,948
Series C, 5% 11/15/34	35,000	36,814
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	11,482
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2007 B, 5.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	145,000	168,562
Series 2020 B, 5% 8/1/43	140,000	152,521
TOTAL MASSACHUSETTS		5,018,125
Michigan - 1.7%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	180,000	199,504
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	15,492
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5% 7/1/33	50,000	51,951
Series 2018 A, 5% 7/1/27	65,000	68,821
Lincoln Consolidated School District Series 2016 A, 5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	330,000	333,852
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series I:
3% 10/15/45	60,000	49,147
5% 4/15/26	40,000	40,914
5% 10/15/28	25,000	26,161
5% 10/15/30	15,000	15,661
Series 2016 I, 5% 4/15/36	115,000	119,499
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	9,419
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	20,000	20,065
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	20,047
Series 2014 C3, 5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	70,000	70,237
Series 2014, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	30,082
Series 2016:
3% 11/15/33	240,000	232,924
3.25% 11/15/42	25,000	20,062
4% 11/15/46	50,000	46,523
Series 2018 B, 5% 10/1/28	130,000	142,335
Series 2019 A:
4% 2/15/47	40,000	37,735
5% 2/15/34	55,000	59,644
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	37,376
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2018 A, 4.05% 10/1/48	100,000	95,593
Series 2020 A1, 2.7% 10/1/45	160,000	120,204
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.1% 12/1/44	210,000	173,028
Series B, 3.1% 12/1/31	50,000	47,790
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (c)	35,000	35,769
5% 6/30/28 (c)	15,000	15,581
5% 12/31/28 (c)	55,000	57,429
5% 6/30/29 (c)	60,000	62,720
5% 6/30/31 (c)	70,000	73,418
5% 12/31/31 (c)	20,000	20,973
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	25,000	25,984
Muskegon City Pub. Schools Series 2021 II, 5% 5/1/51	60,000	63,657
Univ. of Michigan Rev. Series 2015, 5% 4/1/32 (Pre-Refunded to 4/1/26 @ 100)	125,000	129,824
Wayne County Arpt. Auth. Rev.:
Series 2018 A, 5% 12/1/34	50,000	54,592
Series 2021 B, 5% 12/1/35 (c)	50,000	55,075
TOTAL MICHIGAN		2,679,088
Minnesota - 1.3%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	30,000	23,829
Forest Lake Independent School District No. 831 Gen. Oblig. (MN School District Cr. Enhancement Prog.) Series 2016 A, 3.25% 2/1/46	200,000	171,546
Hennepin County Gen. Oblig.:
Series 2019 B, 5% 12/15/29	120,000	132,549
Series 2020 C, 5% 12/15/35	250,000	278,173
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	36,903
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/28	110,000	112,626
Series 2015 B, 2.95% 8/1/27	40,000	39,170
Series 2017 A, 5% 10/1/28	25,000	26,932
Series 2018 B, 3.25% 8/1/36	5,000	4,897
Series 2019 B, 5% 8/1/27	100,000	106,879
Series 2020 A, 5% 8/1/33	100,000	113,972
Series 2021 A:
4% 9/1/39	455,000	468,592
5% 9/1/29	125,000	140,034
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	100,000	98,560
Series 2021 H, 2.55% 1/1/46	285,000	204,030
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	106,817
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	15,609
TOTAL MINNESOTA		2,081,118
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig.:
(Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	15,739
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A:
5% 8/1/26	65,000	67,350
5% 8/1/27	50,000	52,728
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	65,000	69,505
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/28	25,000	26,847
TOTAL MISSISSIPPI		232,169
Missouri - 0.4%
Bi-State Dev. Agcy. Series 2019, 4% 10/1/48	180,000	173,083
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (c)	65,000	66,848
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	29,692
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	55,000	55,084
Series 2016, 5% 11/15/28	10,000	10,406
Series 2017 C, 3.625% 11/15/47	25,000	21,422
Series 2019 A, 4% 2/15/49	140,000	134,419
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	30,000	25,104
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (Prairie State Proj.) Series 2016 A, 4% 12/1/36	40,000	40,252
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	50,186
TOTAL MISSOURI		606,496
Montana - 0.2%
Montana Facility Fin. Auth. Rev.:
Series 2016, 5% 2/15/28	65,000	67,085
Series 2019 A:
4% 1/1/36	110,000	112,959
5% 1/1/30	150,000	168,091
TOTAL MONTANA		348,135
Nebraska - 0.2%
Sarpy County Hosp. Auth. #1 Health Facilities Rev. Series 2016, 4% 5/15/51	140,000	128,051
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	44,933
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	85,000	79,514
TOTAL NEBRASKA		252,498
Nevada - 0.5%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	42,843
Clark County Fuel Tax:
Series 2016 A, 5% 11/1/25	130,000	133,551
Series 2016 B, 5% 11/1/27	50,000	52,441
Series 2019 A:
5% 12/1/24	45,000	45,426
5% 12/1/28	40,000	43,959
Series 2019:
3% 6/1/38	65,000	58,010
5% 6/1/25	25,000	25,475
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	10,574
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	140,000	140,430
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	20,000	17,514
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	74,030
Las Vegas Convention & Visitors Auth.:
Series 2018 B, 4% 7/1/49	95,000	89,621
Series 2018 C, 4% 7/1/48	50,000	47,402
Washoe County School District Series 2017 C, 3.125% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	50,000	44,190
TOTAL NEVADA		825,466
New Jersey - 3.6%
Edison Township Gen. Oblig. Series 2021, 2% 3/15/37	100,000	77,102
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/29 (Pre-Refunded to 6/15/26 @ 100)	225,000	234,496
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	40,635
5% 11/1/31	35,000	38,648
Series UU:
5% 6/15/40	10,000	10,015
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,010
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	15,533
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (c)	205,000	168,429
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	30,300
Series 2014 PP, 4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	20,000	20,005
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	40,000	40,080
Series 2015 XX, 4% 6/15/24	10,000	10,001
Series 2016 AAA, 5% 6/15/41 (Pre-Refunded to 12/15/26 @ 100)	55,000	57,966
Series 2018 EE, 5% 6/15/33	80,000	88,165
Series PP, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,011
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,000
Series WW:
5% 6/15/37 (Pre-Refunded to 6/15/25 @ 100)	30,000	30,613
5.25% 6/15/28	30,000	30,622
Series XX, 4.375% 6/15/27	60,000	60,618
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (b)	75,000	66,724
New Jersey Edl. Facility:
Series 2014 A, 5% 9/1/25	45,000	45,229
Series 2014:
5% 6/15/24	5,000	5,010
5% 6/15/28	50,000	50,158
Series A, 4% 7/1/47	40,000	37,023
New Jersey Gen. Oblig.:
Series 2014, 4% 6/1/34 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,085
Series 2016, 5% 6/1/24	25,000	25,042
Series 2020 A, 3% 6/1/32	90,000	87,403
Series 2021, 2% 6/1/37	105,000	80,675
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/26	135,000	139,919
5% 10/1/27	15,000	15,818
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	41,103
Series 2016:
3% 7/1/32	25,000	22,451
3.125% 7/1/33	150,000	134,931
Series 2017 A, 4% 7/1/52	125,000	117,793
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (c)	50,000	48,710
Series 2019 A, 5% 12/1/27	35,000	37,201
Series 2019 B, 3.25% 12/1/39 (c)	40,000	37,804
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
4% 6/1/37	30,000	30,404
5% 6/1/29	130,000	139,679
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	25,387
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	31,098
Series 2014 A:
4% 1/1/35	110,000	110,013
5% 1/1/27	50,000	50,148
5% 1/1/29	45,000	45,150
Series 2015 E, 5% 1/1/45	240,000	241,651
Series 2016 A, 5% 1/1/33	50,000	51,509
Series 2017 A, 5% 1/1/35	110,000	115,573
Series 2017 B, 4% 1/1/35	30,000	30,788
Series 2017 E:
5% 1/1/29	15,000	16,143
5% 1/1/31	155,000	166,765
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24	30,000	29,233
0% 12/15/25	60,000	56,643
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	45,000	37,863
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	40,000	30,521
Series 2008 A:
0% 12/15/37	45,000	26,644
0% 12/15/38	35,000	19,553
Series 2010 A:
0% 12/15/25	40,000	37,731
0% 12/15/27	30,000	26,564
0% 12/15/29	20,000	16,640
0% 12/15/32	65,000	48,755
0% 12/15/33	15,000	10,846
Series 2010 A3, 0% 12/15/34	140,000	97,060
Series 2015 AA:
4.625% 6/15/30	165,000	167,434
5.25% 6/15/31	135,000	137,986
5.25% 6/15/32	70,000	71,510
Series 2016 A, 5% 6/15/30	25,000	25,841
Series 2018 A:
5% 12/15/24	55,000	55,501
5% 12/15/34	250,000	270,131
Series 2019 BB, 3.25% 6/15/39	25,000	23,201
Series 2021 A, 5% 6/15/30	305,000	341,123
Series 2022 CC, 5% 6/15/48	230,000	246,874
Series 2023 BB, 5% 6/15/38	200,000	228,208
Series A:
0% 12/15/26	90,000	82,268
0% 12/15/31	180,000	139,924
5% 6/15/30	50,000	51,682
Series A1, 4.1% 6/15/31	15,000	15,219
Series AA:
4% 6/15/36	20,000	20,380
5.25% 6/15/27	20,000	20,420
Series BB, 5% 6/15/33	75,000	81,232
Series C, 5.25% 6/15/32	65,000	65,689
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (c)	25,000	26,085
TOTAL NEW JERSEY		5,534,397
New Mexico - 0.6%
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	40,000	40,343
New Mexico Mtg. Fin. Auth.:
Series 2019 F:
3.05% 7/1/44	100,000	84,097
3.5% 7/1/50	50,000	49,044
Series 2021 C, 3% 1/1/52	325,000	313,124
Series 2022 C, 3.95% 9/1/47	195,000	184,596
New Mexico Severance Tax Rev.:
Series 2018 A, 5% 7/1/25	65,000	66,386
Series 2022 B, 5% 7/1/31	135,000	155,953
TOTAL NEW MEXICO		893,543
New York - 14.2%
Battery Park City Auth. Rev.:
Series 2019 A, 5% 11/1/49	190,000	202,101
Series 2023 A, 5% 11/1/53	145,000	159,394
Brookhaven Gen. Oblig. Series 2020 C, 5% 1/15/27	115,000	121,871
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	19,485
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	100,000	98,037
4% 7/1/43	165,000	160,536
5% 7/1/29	60,000	62,376
5% 7/1/37	100,000	102,683
Series 2017 A:
5% 7/1/24	30,000	30,084
5% 10/1/29	15,000	15,940
5% 10/1/47	30,000	35,458
Series 2018 B, 5% 10/1/38	45,000	48,476
Dutchess County Local Dev. Corp. Rev. Series 2016 B:
3% 7/1/29	150,000	137,675
4% 7/1/41	40,000	38,795
Hempstead Town Gen. Oblig. Series 2021, 2.125% 6/15/40	250,000	179,040
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2017 A:
4% 2/15/36	120,000	122,533
4% 2/15/44	35,000	34,251
5% 2/15/30	55,000	58,141
5% 2/15/39	40,000	41,743
Series 2022 A, 4% 2/15/39	95,000	97,780
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	115,000	135,763
Series 2007, 5.5% 10/1/37	25,000	29,956
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000, 0% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	90,000	74,561
Series 2016 B, 5% 9/1/46	40,000	40,995
Series 2017, 5% 9/1/47	30,000	31,064
Series 2018, 5% 9/1/35	20,000	21,782
Series 2019 A, 5% 9/1/26	150,000	157,231
Series 2020 A, 5% 9/1/30	120,000	137,280
Monroe County Indl. Dev. Corp.:
(Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	30,636
Series 2015 A, 5% 7/1/27	105,000	106,854
New York City Gen. Oblig.:
Series 2008 J9, 5% 8/1/26	250,000	260,980
Series 2008 L6, 5% 4/1/31	50,000	55,217
Series 2016 A, 5% 8/1/26	150,000	153,116
Series 2016, 3% 8/1/34	25,000	23,586
Series 2017 B1, 4% 10/1/40	260,000	259,835
Series 2017, 5% 8/1/27	25,000	26,673
Series 2018 1, 5% 8/1/28	10,000	10,684
Series 2018 B-1, 3.25% 10/1/42	55,000	48,505
Series 2018 E1, 5% 3/1/31	240,000	259,060
Series 2019 E, 5% 8/1/25	30,000	30,714
Series 2020 A, 4% 8/1/44	20,000	19,794
Series 2020 A1, 5% 8/1/35	120,000	132,535
Series 2020 C, 5% 8/1/26	200,000	208,784
Series 2021 C, 5% 8/1/29	260,000	288,180
Series 2023 B1, 5.25% 10/1/47	235,000	258,471
Series B1, 5% 10/1/32	70,000	77,905
Series D:
4% 12/1/41	50,000	49,387
4% 3/1/42	125,000	125,166
Series E, 5% 8/1/26	75,000	78,294
Series J, 5% 8/1/24	50,000	50,272
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (b)	15,000	14,678
Series 2016 I1A, 3.95% 11/1/36	70,000	70,216
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (b)	70,000	68,088
Series 2019 E1, 3.25% 11/1/49	30,000	24,003
Series 2020 D1B, 2.4% 11/1/50	75,000	48,809
Series 2021 A1, 2.05% 11/1/33	135,000	115,892
Series 2021 C1, 2.25% 11/1/41	110,000	78,203
Series 2021 G, 2.15% 11/1/36	205,000	156,570
Series 2021 K1, 2.45% 11/1/41	160,000	120,823
Series E1, 3.45% 5/1/59	10,000	7,937
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/27	90,000	80,946
0% 3/1/37	50,000	29,852
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	5,308
0% 3/1/44	45,000	18,211
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	9,577
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 4% 6/15/38	65,000	65,000
Series 2015 HH, 5% 6/15/29	65,000	66,278
Series 2016 BB, 5% 6/15/46	40,000	40,311
Series 2017 DD, 5.25% 6/15/47	60,000	62,635
Series 2017 EE, 5% 6/15/36	60,000	63,531
Series 2018 AA, 5% 6/15/37	5,000	5,275
Series 2018 DD1, 5% 6/15/48	15,000	15,677
Series 2018 FF, 5% 6/15/40	135,000	143,338
Series 2019 AA, 5% 6/15/27	150,000	160,455
Series 2019 DD, 5.25% 6/15/49	65,000	68,752
Series 2020 CC1:
4% 6/15/39	100,000	101,657
4% 6/15/49	35,000	33,911
Series 2020 FF, 5% 6/15/41	190,000	206,998
Series 2022 CC1, 4% 6/15/52	150,000	145,174
Series BB, 5% 6/15/49	180,000	190,736
Series CC:
4% 6/15/42	90,000	89,884
5% 6/15/30	25,000	28,115
Series DD, 5% 6/15/36	95,000	95,228
Series EE, 5% 6/15/32	10,000	10,279
Series FF, 4% 6/15/37	80,000	82,329
New York City Transitional Fin. Auth. Series 2017, 5% 8/1/24	50,000	50,197
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	230,000	231,138
Series 2018 S 4A, 5% 7/15/34	5,000	5,416
Series 2018 S2, 5% 7/15/24 (Escrowed to Maturity)	70,000	70,256
Series 2018 S3, 3.625% 7/15/47	155,000	143,358
Series 2018 S4, 5% 7/15/31	30,000	32,585
Series 2023 S 1A, 5% 7/15/28	400,000	438,093
Series S1:
5% 7/15/26	50,000	51,572
5% 7/15/27	15,000	15,177
5% 7/15/29	60,000	60,663
5% 7/15/35	35,000	37,119
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1, 5% 11/1/24	75,000	75,076
Series 2014, 5% 11/1/25	30,000	30,040
Series 2015 A, 5% 8/1/29	100,000	100,371
Series 2016 A, 5% 5/1/40	15,000	15,368
Series 2016 B1, 5% 11/1/35	105,000	107,207
Series 2017 F:
3% 5/1/34	50,000	48,587
4% 5/1/37	80,000	80,721
Series 2018 A, 5% 8/1/38	55,000	58,049
Series 2018 B, 5% 8/1/45	50,000	52,095
Series 2018 B1, 5% 8/1/29	150,000	160,288
Series 2019 C, 4% 11/1/37	30,000	30,599
Series 2019 C1, 4% 11/1/36	50,000	51,398
Series 2020 B1, 4% 11/1/45	415,000	408,180
Series 2020 C1, 5% 5/1/41	100,000	109,498
Series 2021 A, 5% 11/1/31	150,000	171,685
Series 2021 C1, 4% 5/1/38	100,000	102,845
Series 2021 F1, 5% 11/1/32	170,000	196,042
Series 2022 B1, 5% 11/1/33	445,000	525,901
Series 2022 C1, 5% 2/1/37	100,000	113,768
Series 2023 F1, 5.25% 2/1/47	190,000	210,756
Series A, 4% 11/1/35	80,000	84,235
Series B:
4% 8/1/38	100,000	100,921
4% 8/1/39	20,000	20,112
Series B1, 5% 11/1/28	30,000	30,714
Series C:
3.25% 11/1/43	140,000	122,951
4% 2/1/27	70,000	72,080
5% 11/1/26	40,000	42,038
Series C1:
4% 5/1/40	10,000	10,108
4% 5/1/44	30,000	29,714
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	15,388
4% 4/1/28	75,000	77,086
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	90,000	64,179
0% 11/15/36	100,000	58,287
0% 11/15/38	75,000	38,947
0% 11/15/44	75,000	27,560
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	99,149
5% 7/1/30	20,000	22,283
Series 2014 A, 5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	20,000	20,085
Series 2015 A:
4.125% 5/1/42	50,000	49,528
5% 5/1/33	40,000	40,568
5% 7/1/40	235,000	236,886
Series 2018 A:
4% 8/1/38	60,000	57,777
5% 8/1/25	100,000	99,858
Series 2019 A, 5% 7/1/27	20,000	21,377
Series 2019 C, 4% 7/1/49	45,000	43,318
Series 2020 A:
4% 7/1/50	130,000	125,887
5% 7/1/30	190,000	217,524
5% 10/1/31 (Assured Guaranty Muni. Corp. Insured)	225,000	244,342
Series 2020 A2, 5% 7/1/31	25,000	28,403
Series 2020, 3% 2/1/50	55,000	40,702
Series 2021 A, 5% 7/1/26	100,000	103,346
Series 2021 B, 3% 7/1/45	100,000	78,762
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	83,203
Series 2017 A:
5% 3/15/43	75,000	77,477
5% 3/15/44	210,000	216,648
Series 2018, 5% 3/15/48	75,000	78,676
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	10,029
Series 2018 A, 5% 6/15/30	50,000	54,555
Series 2019 B, 5% 6/15/31	25,000	27,962
(New York City Muni. Wtr. Fin. Auth. Projs. - Second Resolution Bonds) Series 2023 B, 5% 6/15/32	135,000	159,229
New York Liberty Dev. Corp. (Bank of America Tower at One Bryant Park Proj.) Series 2019 2, 2.625% 9/15/69	150,000	136,960
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	225,000	168,950
3% 11/15/28	190,000	189,360
Series 2016 A:
5% 11/15/26	90,000	94,797
5.25% 11/15/28	150,000	158,705
New York Metropolitan Trans. Auth. Rev.:
Series 2012 H, 3% 11/15/28	30,000	29,939
Series 2015 B, 4% 11/15/45	250,000	238,146
Series 2015 C, 5% 11/15/34	80,000	81,770
Series 2015 F, 3.25% 11/15/31	35,000	33,620
Series 2016 C1:
4% 11/15/46	120,000	114,320
5% 11/15/30	395,000	411,123
Series 2016 C2A, 3% 11/15/38	25,000	20,900
Series 2016 D:
3% 11/15/32	50,000	46,557
5% 11/15/27	10,000	10,431
Series 2017 A2, 5% 11/15/24	100,000	100,793
Series 2017 C1:
4% 11/15/34	55,000	55,770
4% 11/15/35	160,000	161,735
5% 11/15/24	20,000	20,159
5% 11/15/25	45,000	46,211
5% 11/15/28	25,000	26,863
Series 2017 D:
4% 11/15/42	85,000	82,388
5% 11/15/27	100,000	106,586
Series 2018 B:
5% 11/15/25	35,000	35,942
5% 11/15/27	20,000	21,319
Series 2019 B, 4% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	40,000	38,027
New York State Dorm. Auth.:
Series 2016:
5% 2/15/26	10,000	10,358
5% 2/15/26 (Escrowed to Maturity)	105,000	108,656
Series 2017 A, 5% 2/15/27 (Escrowed to Maturity)	110,000	116,725
Series 2017 B:
5% 2/15/39	15,000	15,771
5% 2/15/43	50,000	52,223
Series 2018 A, 5% 3/15/32	50,000	54,513
Series 2019 A:
5% 3/15/39	100,000	108,125
5% 3/15/40	90,000	96,957
Series 2019 D, 3% 2/15/49	120,000	93,892
Series 2020 A, 3% 3/15/49	105,000	82,088
Series 2022 A, 4% 3/15/39	220,000	225,296
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.):
Series 2014 B, 5% 11/15/39	5,000	5,009
Series 2017 C, 5% 8/15/47	175,000	183,608
Series 2019 A, 5% 2/15/49	30,000	31,800
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	36,327
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	55,000	40,977
Series 2019 R, 3.15% 11/1/54	25,000	18,741
Series 2021 G, 2.4% 11/1/41	210,000	156,744
Series L, 3.45% 11/1/42	25,000	21,784
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2020 225, 2.3% 10/1/40	155,000	116,485
Series 220, 2.85% 10/1/44	25,000	19,243
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	4,981
New York State Urban Dev. Corp.:
Series 2016 A, 5% 3/15/26	20,000	20,755
Series 2020 A:
4% 3/15/45	65,000	63,029
4% 3/15/49	85,000	81,319
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	73,272
New York Thruway Auth. Gen. Rev.:
Series 2014 J, 5% 1/1/33	100,000	100,123
Series 2014 K, 5% 1/1/26	80,000	81,034
Series 2016 A, 5% 1/1/51	30,000	30,282
Series 2019 B, 3% 1/1/46	50,000	39,324
Series 2020 N, 4% 1/1/47	200,000	195,066
Series K:
5% 1/1/28	10,000	10,109
5% 1/1/29	90,000	90,973
Series L, 5% 1/1/34	70,000	75,490
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (c)	30,000	31,082
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (c)	30,000	28,014
4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (c)	30,000	27,383
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/40 (c)	50,000	47,566
5% 12/1/25 (c)	105,000	106,685
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/35 (c)	150,000	165,281
New York Urban Dev. Corp. Rev. Series 2019 A:
5% 3/15/42	15,000	15,919
5% 3/15/44	25,000	26,414
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	27,252
5% 12/1/40	160,000	173,618
Suffolk County Gen. Oblig. Series 2015 C, 5% 5/1/27	15,000	15,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	44,999
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/32	75,000	78,293
Triborough Bridge & Tunnel Auth. Series 2021 C3, 4% 5/15/51	540,000	521,681
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	40,783
Series 2013 A:
0% 11/15/30	105,000	82,047
0% 11/15/32	35,000	25,149
Series 2016 A:
5% 11/15/31	100,000	103,476
5% 11/15/41	25,000	25,443
Series 2017 A, 5% 11/15/26	50,000	52,633
Series 2017 B:
5% 11/15/25	80,000	82,340
5% 11/15/36	90,000	94,788
Series 2018 C, 5% 11/15/37	25,000	26,818
Series 2019 A, 5% 11/15/49	45,000	47,158
Series 2021 A, 5% 11/1/25	140,000	143,977
Series B, 5% 11/15/31	200,000	233,190
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2020 A, 5% 9/1/37	375,000	408,526
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	80,146
Series 2017:
5% 12/15/38	25,000	26,550
5% 12/15/41	50,000	52,834
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	38,985
TOTAL NEW YORK		22,056,777
New York And New Jersey - 1.4%
Port Auth. of New York & New Jersey:
Series 189, 5% 5/1/30	20,000	20,329
Series 194:
5% 10/15/25	25,000	25,698
5% 10/15/30	35,000	35,868
5% 10/15/32	55,000	56,331
5% 10/15/35	100,000	102,314
5.25% 10/15/55	50,000	50,885
Series 198, 5% 11/15/46	15,000	15,267
Series 2012 171, 4% 1/15/42	205,000	199,787
Series 2013 177th, 4% 1/15/43 (c)	195,000	187,111
Series 2014 185, 5% 9/1/25 (c)	120,000	120,562
Series 2014, 3% 7/15/28 (c)	50,000	48,448
Series 2015 189, 5% 5/1/45	140,000	141,294
Series 2017 202, 5% 10/15/34 (c)	580,000	602,721
Series 2018 209, 5% 7/15/34	70,000	75,946
Series 2019 217, 5% 11/1/30	100,000	112,327
Series 202, 5% 10/15/30 (c)	20,000	20,827
Series 2020 222, 5% 7/15/31	75,000	85,126
Series 2021 223, 5% 7/15/31 (c)	55,000	60,697
Series 207, 5% 9/15/26 (c)	185,000	191,340
Series 209, 5% 7/15/31	30,000	32,661
TOTAL NEW YORK AND NEW JERSEY		2,185,539
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. Series 2021 A, 4% 7/1/41	150,000	151,899
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	93,025
Mecklenburg County Gen. Oblig.:
Series 2017 A, 3% 4/1/37	50,000	47,110
Series 2019, 4% 3/1/34	210,000	220,483
Series 2022, 5% 9/1/32	130,000	153,971
North Carolina Gen. Oblig. Series 2016 A, 5% 6/1/27	70,000	73,034
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	30,465
5% 3/1/28	50,000	50,786
Series 2019:
5% 3/1/31	45,000	49,730
5% 3/1/33	75,000	82,550
5% 3/1/34	40,000	43,951
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	30,562
Series 2020 B, 5% 5/1/29	20,000	22,207
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2016 A, 5% 6/1/28	65,000	70,330
Series 2020 A, 4% 10/1/45	55,000	50,034
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2009 B, 0% 1/1/37 (Assured Guaranty Corp. Insured)	275,000	166,385
Series 2018, 5% 1/1/31	85,000	90,447
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	74,807
Wake County:
Series 2019 A, 3% 3/1/36	50,000	47,630
Series 2022 A, 5% 2/1/31	100,000	115,462
TOTAL NORTH CAROLINA		1,664,868
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 2.25% 7/1/41	50,000	36,275
Ohio - 2.4%
Allen County Hosp. Facilities Rev. Series 2015 A, 4% 11/1/44	245,000	238,877
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/34	240,000	261,739
Chillicothe Hosp. Facilities Rev. Series 2017, 5% 12/1/37	100,000	103,564
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	115,000	124,037
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	28,914
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	45,456
Series 2018 A, 5% 4/1/30	120,000	131,924
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	55,000	55,128
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	31,469
Franklin County Rev. Series 2017 OH:
4% 12/1/46	70,000	66,962
5% 12/1/46	65,000	66,519
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	45,000	25,576
Hamilton County Sales Tax Rev. Series 2000 B, 0% 12/1/28 (AMBAC Insured)	235,000	201,037
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	65,000	58,573
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	20,988
Series 2015 C:
5% 11/1/28	35,000	35,636
5% 11/1/30	50,000	50,845
Series 2017 C, 5% 8/1/26	25,000	26,161
Series 2018 A, 5% 2/1/29	25,000	25,828
Series 2019 A, 5% 5/1/27	60,000	63,801
Series 2021 B, 5% 9/15/31	120,000	139,268
Series S, 5% 5/1/29	50,000	51,858
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/33	40,000	42,920
Series 2021 B, 5% 1/1/28	100,000	107,670
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	20,329
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. - Backed Securities Prog.) Series 2021 C, 2.7% 9/1/46	485,000	357,345
(Mtg.-Backed Securities Prog.) Series 2021 A, 3% 3/1/52	120,000	115,852
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	21,315
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	40,594
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	25,000	10,944
Series 2013 A2, 0% 2/15/37	20,000	12,184
Series A, 0% 2/15/41	60,000	29,235
Series A, 5% 2/15/51	50,000	53,237
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	58,591
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	31,931
Series 2019 B, 3% 6/1/46	90,000	72,785
Series 2020 A:
5% 6/1/33	90,000	101,970
5% 12/1/40	80,000	87,850
Series 2020 B, 4% 12/1/38	490,000	505,322
Scioto County Hosp. Facilities Rev. Series 2016, 3.5% 2/15/38	285,000	261,634
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	8,517
TOTAL OHIO		3,794,385
Oklahoma - 0.4%
Cleveland County Edl. Facilities Auth. (Norman Pub. Schools Proj.) Series 2019, 5% 6/1/25	110,000	111,899
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	145,000	140,745
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	10,119
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 4% 8/15/48 (Assured Guaranty Muni. Corp. Insured)	140,000	128,120
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	15,189
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	34,696
Series 2017 D, 5% 1/1/26	65,000	67,150
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	86,283
TOTAL OKLAHOMA		594,201
Oregon - 1.0%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	10,424
Clackamas County School District No. 46:
Series 2009:
0% 6/15/33	60,000	43,934
0% 6/15/36	85,000	54,630
0% 6/15/39	155,000	84,859
Series B, 0% 6/15/34	35,000	24,734
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	37,060
Deschutes Ore Pub. Libr District Series 2021, 3% 12/1/41	205,000	174,675
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	15,969
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
4% 8/15/50	100,000	93,158
5% 8/15/45	50,000	52,439
Oregon Facilities Auth. Rev.:
(Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	15,132
Series 2022 A, 5% 6/1/52	230,000	241,390
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	195,000	202,646
Series A, 4% 5/1/37	110,000	114,005
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	15,000	15,381
Series 2019 A, 5% 7/1/30	100,000	111,351
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	110,000	109,364
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A:
3% 5/15/49	45,000	33,579
5% 5/15/29	100,000	108,235
Tri-County Metropolitan Trans. District Rev. Series 2018 A, 3.25% 10/1/34	50,000	49,172
TOTAL OREGON		1,592,137
Pennsylvania - 3.3%
Allegheny County Series C77, 5% 11/1/43	25,000	26,191
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (c)	465,000	480,339
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/38	5,000	4,873
5% 4/1/27	100,000	104,155
Series 2019 A, 5% 7/15/33	110,000	119,911
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 B, 4% 6/1/50	185,000	176,012
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021, 4% 12/1/46	150,000	145,532
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	60,000	60,336
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	5,160
5% 10/1/46	135,000	138,426
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	32,976
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,229
Lehigh County Auth. Wtr. and Swr. Rev. Series 2013 A, 5% 12/1/43	60,000	60,139
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	40,000	38,255
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 4% 9/1/44	90,000	85,830
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	33,541
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	57,762
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A:
5% 11/15/27	40,000	42,621
5% 11/15/28	90,000	95,734
Series 2020 A, 4% 4/15/50	25,000	23,664
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (c)	25,000	23,910
5% 12/31/28 (c)	160,000	162,847
Series 2014 A, 5% 2/1/45	120,000	120,211
Pennsylvania Gen. Oblig.:
Series 2015 1:
5% 3/15/26	55,000	55,830
5% 3/15/29	60,000	60,708
Series 2015:
4% 8/15/34	175,000	175,909
5% 8/15/32	60,000	61,022
Series 2016 2, 3% 9/15/36	45,000	42,240
Series 2016:
5% 1/15/28	145,000	153,000
5% 9/15/29	100,000	103,903
Series 2018, 3.75% 3/1/39 (Assured Guaranty Muni. Corp. Insured)	200,000	200,209
Series 2020 1, 5% 5/1/28	100,000	108,640
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C:
3% 8/15/41	120,000	99,267
5% 8/15/25	90,000	92,082
Pennsylvania Hsg. Fin. Agcy. Series 2019 129, 3.15% 10/1/39	195,000	175,828
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	5,000	4,904
Series 2017 124A, 4% 10/1/38 (c)	90,000	89,527
Series 2017 125B, 3.65% 10/1/42	30,000	27,834
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of the City of Harrisburg Projs.) Series 2016 A, 4% 12/1/31	110,000	112,625
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	40,000	36,973
Series 2013 B2, 0% 12/1/37 (d)	100,000	94,929
Series 2014 A, 0% 12/1/39 (d)	5,000	5,253
Series 2014 C, 5% 12/1/39	30,000	30,269
Series 2014, 5% 12/1/33	55,000	55,330
Series 2015 A1, 4% 12/1/41	60,000	60,189
Series 2016 B, 5% 6/1/27	160,000	165,627
Series 2017 A, 5.5% 12/1/42	150,000	155,789
Series 2017 A1, 5% 12/1/30	40,000	42,807
Series 2017 B, 5.25% 6/1/47	55,000	56,725
Series 2017 B2, 5% 6/1/25	100,000	101,795
Series 2017, 5% 12/1/40	50,000	52,075
Series 2019 A, 5% 12/1/35	35,000	38,759
Series 2019, 5% 12/1/32	30,000	32,782
Series 2021 A, 4% 12/1/45	180,000	177,873
Philadelphia Arpt. Rev. Series 2021, 5% 7/1/31 (c)	100,000	109,638
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,042
Philadelphia Gen. Oblig. Series 2015 B, 5% 8/1/25	20,000	20,437
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	52,866
Series 2016 F, 5% 9/1/26	110,000	114,165
Series 2018 B, 4% 9/1/43 (Assured Guaranty Muni. Corp. Insured)	30,000	29,795
Series 2019 A, 5% 9/1/44	30,000	31,540
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	17,008
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	105,000	101,667
TOTAL PENNSYLVANIA		5,201,515
Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	5,276
Rhode Island - 0.4%
Rhode Island & Providence Plantations:
Series 2019 C, 4% 1/15/33	200,000	208,337
Series C, 3% 1/15/36	30,000	27,844
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	5,000	5,000
5% 5/15/31	50,000	50,778
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	260,000	306,200
TOTAL RHODE ISLAND		598,159
South Carolina - 0.8%
Charleston Wtrwks. & Swr. Rev.:
Series 2022 A, 5% 1/1/47	130,000	143,955
Series 2022, 5% 1/1/42	150,000	168,803
South Carolina Jobs-Econ. Dev. Auth.:
(SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	31,499
Series 2023, 4% 2/1/43	200,000	200,069
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	118,589
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 B, 5.125% 12/1/43	25,000	24,811
Series 2014 A, 5.5% 12/1/54	25,000	25,018
Series 2014 C:
5% 12/1/29	40,000	40,168
5% 12/1/34	110,000	110,363
5% 12/1/36	45,000	45,064
Series 2016 A:
3.25% 12/1/35	15,000	13,667
5% 12/1/27	50,000	51,477
Series 2016 B, 5% 12/1/33	55,000	56,980
Series 2022 A, 5% 12/1/44	125,000	132,423
Series A, 3% 12/1/41	30,000	23,357
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	89,269
TOTAL SOUTH CAROLINA		1,275,512
Tennessee - 1.0%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	16,605
3.25% 8/1/44	30,000	24,272
4% 8/1/38	100,000	98,143
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	60,041
Series 2016 A, 4% 1/1/42	10,000	9,763
Series 2019, 4% 11/15/43	55,000	52,262
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	83,757
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	52,841
4% 7/1/54	35,000	32,964
5% 7/1/44	65,000	69,280
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	70,950
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/37	500,000	290,371
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (b)	30,000	30,102
Series 2006 A, 5.25% 9/1/26	30,000	30,668
Series 2006 C, 5% 2/1/27	15,000	15,280
Tennessee Gen. Oblig.:
Series 2016 A, 5% 8/1/35	50,000	52,162
Series 2021 A, 5% 11/1/31	290,000	338,782
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	5,000	4,987
Series 2018 1, 3.85% 7/1/38	45,000	44,304
Series 2018 3, 3.75% 7/1/38	30,000	29,212
Series 2020 1A, 2.4% 1/1/44	15,000	10,832
Tennessee School Board Auth. Series A, 5% 11/1/42	105,000	108,976
TOTAL TENNESSEE		1,526,554
Texas - 7.8%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	52,802
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	112,668
Arlington Higher Ed. Fin. Corp.:
Series 2019 A, 3% 8/15/54	60,000	43,258
Series 2021 A, 3% 2/15/46	210,000	164,635
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	79,944
Austin Independent School District:
Series 2017, 4% 8/1/33	20,000	20,249
Series 2019, 4% 8/1/35	25,000	25,779
Series 2023, 5% 8/1/41	220,000	247,043
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	51,156
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	35,000	35,023
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	20,000	17,614
City of Denton Series 2017, 4% 2/15/47	50,000	48,576
Cleveland Independent School District Series 2020 A, 4% 2/15/52	150,000	143,265
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	17,513
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	10,044
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	77,814
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	49,630
Series 2020 A, 3% 2/15/35	120,000	114,558
Series 2023, 4% 2/15/48	415,000	403,823
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 B:
4% 12/1/36	200,000	200,428
4% 12/1/38	350,000	343,393
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 A, 5% 11/1/30	55,000	62,291
Series 2020 B, 5% 11/1/33	35,000	39,533
Series 2021 A, 3% 11/1/40	315,000	269,770
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	5,381
Dallas Independent School District Series 2019 B, 4% 2/15/32	160,000	166,074
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	65,278
Eagle Mountain & Saginaw Independent School District:
Series 2019, 4% 8/15/50	105,000	99,852
Series 2021, 3% 8/15/40	150,000	130,722
El Paso County Cmnty. College District Series 2016, 5% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	70,000	72,168
El Paso County Hosp. District Series 2013, 5% 8/15/39	70,000	69,757
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	150,000	99,722
Fort Worth Independent School District Series 2016, 4% 2/15/39	130,000	129,119
Frisco Independent School District:
Series 2012 B, 3% 8/15/42	200,000	166,193
Series 2017, 4% 8/15/35	110,000	111,816
Grand Parkway Trans. Corp.:
Series 2013:
5.3% 10/1/32	40,000	44,036
5.8% 10/1/46	40,000	43,690
5.85% 10/1/48	30,000	32,735
Series 2018 A, 5% 10/1/37	40,000	42,566
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2015, 4% 12/1/45	75,000	70,445
Series 2016 A, 3.125% 7/1/38	210,000	189,537
Harris County Flood Cont. District:
Series 2017 A, 4% 10/1/38	75,000	75,211
Series 2021 A:
4% 10/1/33	150,000	157,543
4% 10/1/46	100,000	98,300
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	102,082
Series 2016 A:
5% 8/15/33	15,000	15,566
5% 8/15/35	140,000	145,021
Harris County Toll Road Rev.:
Series 2018 A, 4% 8/15/48	40,000	38,423
Series 2019 A, 3% 8/15/44	120,000	98,532
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	46,690
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	10,000	3,097
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	25,000	7,352
Houston Arpt. Sys. Rev.:
Series 2018 D, 5% 7/1/38	55,000	58,578
Series 2021 A, 4% 7/1/40 (c)	175,000	171,197
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B, 0% 9/1/33 (AMBAC Insured)	80,000	56,351
Houston Independent School District:
Series 2017, 5% 2/15/27	50,000	52,913
Series 2018, 5% 7/15/27	55,000	58,572
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	75,103
Series 2017 B, 5% 11/15/29	45,000	48,272
Series 2019 B, 4% 11/15/44	55,000	54,662
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	17,204
Klein Independent School District Series 2017, 4% 8/1/46	215,000	207,027
Leander Independent School District:
Series 2014 D:
0% 8/15/30	200,000	153,506
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,426
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.9852)	90,000	37,230
Series 2016 A:
0% 8/16/44	10,000	4,011
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	5,000	2,233
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/34	90,000	98,835
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	20,458
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A, 0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	5,000	3,019
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	60,376
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	28,821
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,388
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	41,983
Series 2015 A, 5% 1/1/27	100,000	101,080
Series 2017 B, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	185,000	187,159
Series 2018:
4.25% 1/1/49	55,000	53,865
5% 1/1/48	20,000	20,552
Series 2021 B, 5% 1/1/31	100,000	113,166
Northside Independent School District:
Series 2016, 4% 6/15/35	400,000	403,679
Series 2019 A, 4% 8/15/36	120,000	121,774
Series 2019, 4% 8/15/49	125,000	118,760
Port of Houston Auth. Series 2021, 4% 10/1/39	85,000	85,844
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/27	40,000	41,246
5% 2/1/32	5,000	5,158
Series 2017, 5% 2/1/29	60,000	63,372
Series 2019:
4% 2/1/28	10,000	10,378
5% 2/1/35	125,000	138,167
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	54,575
San Antonio Wtr. Sys. Rev. Series 2021 A, 4% 5/15/51	300,000	288,883
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	183,629
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	53,517
Tarrant County College Series 2020, 5% 8/15/30	130,000	147,943
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Scott & White Health Proj.) Series 2016 A, 4% 11/15/36	140,000	140,514
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	22,760
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	70,479
Series 2015 A:
5% 10/1/24	55,000	55,401
5% 10/1/26	100,000	102,422
Series 2016 A, 5% 4/1/30	50,000	51,635
Series 2017 A, 5% 10/1/33	50,000	53,163
Series 2017 B:
5% 10/1/29	100,000	106,575
5% 10/1/33	25,000	26,582
Series 2018 B, 5% 8/1/24	45,000	45,200
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/40	100,000	100,848
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	75,000	81,859
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (c)	170,000	171,940
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	28,953
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A, 4% 8/15/38	25,000	24,246
Series 2015 C:
5% 8/15/25	90,000	90,337
5% 8/15/29	115,000	115,487
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	62,465
Series 2018 A:
4% 10/15/32	50,000	51,774
4% 10/15/37	40,000	40,686
Series 2018, 5% 8/1/32	130,000	138,204
Series 2019 A:
3% 10/15/39	125,000	109,680
4% 10/15/49	355,000	344,994
Series 2020:
3% 10/15/34	130,000	123,419
3% 10/15/40	100,000	85,858
5% 8/1/33	15,000	16,995
Series 2021:
5% 8/1/26	125,000	130,662
5% 10/15/33	170,000	196,518
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	122,384
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/24	60,000	60,299
5% 8/15/26	105,000	109,705
Series 2017 B, 3.375% 8/15/44	40,000	35,426
Series 2019 A, 5% 8/15/31	85,000	94,421
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/46	205,000	196,624
Waller Independent School District Series 2020, 4% 2/15/50	100,000	97,164
Williamson County Series 2022, 4% 2/15/42	395,000	396,508
TOTAL TEXAS		12,117,816
Utah - 0.8%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/29 (c)	525,000	548,420
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	45,000	48,150
Series 2017 B1, 5% 8/1/26	200,000	209,198
Series 2021 A1, 4% 8/1/41	145,000	146,446
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	35,660
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,307
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,307
5% 6/15/37 (Pre-Refunded to 6/15/25 @ 100)	155,000	158,168
Series 2016, 4% 12/15/29	25,000	25,398
TOTAL UTAH		1,202,054
Virginia - 2.5%
Arlington County Series 2019, 4% 6/15/35	5,000	5,235
Chesterfield County Econ. Dev. Auth. Rev. (County Projs.) Series 2020 F, 2% 4/1/41	100,000	70,577
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	14,068
Series 2016 B, 3% 4/1/36	100,000	95,205
Series 2016:
3% 4/1/36	130,000	123,766
3% 4/1/36 (Pre-Refunded to 4/1/26 @ 100)	25,000	24,897
Fairfax County Gen. Oblig. Series 2023 A, 4% 10/1/31	465,000	507,927
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	26,615
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	170,000	176,563
Loudoun County Sanitation Auth. Wtr. & Swr. Series 2015, 4% 1/1/42	745,000	745,287
Loudoun County Gen. Oblig. Series 2022 A, 4% 12/1/41	145,000	147,687
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	86,227
Norfolk Series 2021 A, 4% 3/1/40	170,000	173,733
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (b)	70,000	76,034
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/42	225,000	235,998
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century Collage and Equip. Programs) Series 2021 A, 3% 2/1/36	55,000	52,593
(21st Century College & Equip. Programs) Series 2019 A, 5% 2/1/29	75,000	83,148
(21St Century College and Equip. Programs) Series 2023 A, 5% 2/1/30	175,000	197,654
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	65,826
Series 2019 C, 5% 2/1/30	15,000	16,595
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2016 A, 3% 9/1/26	55,000	54,574
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/26	125,000	125,222
Series 2016, 3% 5/15/40	105,000	91,204
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (c)	5,000	5,092
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/39 (c)	110,000	106,305
Series 2014, 4% 10/1/38	35,000	35,025
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2020, 4% 11/1/36	400,000	410,262
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	195,000	197,692
TOTAL VIRGINIA		3,951,011
Washington - 2.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	47,228
5% 11/1/33	155,000	162,125
5% 11/1/36	30,000	31,182
5% 11/1/41	85,000	87,607
Energy Northwest Elec. Rev.:
Series 2015 A, 5% 7/1/25	130,000	132,836
Series 2016 A, 5% 7/1/28	215,000	224,468
Series 2018 C, 5% 7/1/33	30,000	32,623
Series 2020 A, 5% 7/1/28	70,000	76,335
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	56,529
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	13,688
King County School District 210 Series 2018, 5% 12/1/30	80,000	85,661
Seattle Muni. Lt. & Pwr. Rev. Series 2020 A, 5% 7/1/26	75,000	78,253
Spokane County School District #81 (Washington State School District Cr. Enhancement Prog.) Series 2021, 4% 12/1/28	155,000	163,248
Univ. of Washington Univ. Revs. Series 2024 B, 5% 7/1/33	185,000	221,908
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	150,000	145,402
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	80,000	73,209
Washington Gen. Oblig.:
Series 2015 B, 5% 2/1/28	85,000	86,118
Series 2015 H:
5% 7/1/26	30,000	30,360
5% 7/1/29	40,000	40,471
Series 2016 A1, 5% 8/1/29	10,000	10,209
Series 2016 C:
5% 2/1/33	200,000	206,322
5% 2/1/35	20,000	20,618
Series 2016 R, 5% 7/1/24	125,000	125,496
Series 2017 B, 5% 8/1/29	150,000	156,061
Series 2018 A, 5% 8/1/41	195,000	202,822
Series 2018 C, 5% 8/1/28	55,000	58,789
Series 2018 D, 5% 8/1/28	30,000	32,067
Series 2020 A:
5% 1/1/26	30,000	30,967
5% 8/1/42	165,000	179,343
Series 2020 B, 5% 6/1/37	55,000	60,132
Series 2020 C, 5% 2/1/41	150,000	162,594
Series 2020 E, 5% 6/1/45	15,000	16,069
Series 2021 A, 5% 6/1/41	125,000	136,062
Series 2022 A, 5% 8/1/43	100,000	109,489
Series 2023 A, 5% 8/1/31	225,000	259,465
Series R, 5% 7/1/29	100,000	101,177
Washington Health Care Facilities Auth. Rev.:
Series 2012 A, 5% 10/1/38	40,000	39,804
Series 2017 A, 4% 7/1/42	85,000	76,083
Series 2017 B, 3.5% 8/15/38	60,000	54,457
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	47,051
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	23,688
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	35,087
TOTAL WASHINGTON		3,933,103
West Virginia - 0.3%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	69,515
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	84,569
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	28,703
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	100,000	95,035
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	225,000	216,148
TOTAL WEST VIRGINIA		493,970
Wisconsin - 1.3%
Ashwaubenon Cmnty. Dev. Auth. Lease Rev. (Brown County Expo Ctr. Proj.) Series 2019, 0% 6/1/49	160,000	48,921
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	40,074
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	41,090
5% 3/1/46	50,000	50,375
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (c)	10,000	8,156
Wisconsin Envir. Impt. Fund Rev. Series 2017, 5% 6/1/29	10,000	10,180
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	70,000	72,594
Series 2021 B, 5% 5/1/35	85,000	94,067
Series 2022 4, 5% 5/1/31	135,000	155,109
Series 2023 2, 5% 5/1/35	215,000	255,399
Series 3, 5% 11/1/31	30,000	31,768
Series A:
4% 5/1/27	30,000	30,546
5% 5/1/30	125,000	129,504
5% 5/1/34	120,000	121,990
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	56,371
Series 2014 A, 5% 11/15/25	40,000	40,265
Series 2016 A:
3.5% 2/15/46	195,000	148,765
4% 11/15/39	40,000	39,309
Series 2017 A, 5% 4/1/28	35,000	36,697
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022, 4% 12/1/51	255,000	237,505
Wisconsin Health & Edl. Facilities Auth. Sr. Living Facilities Rev. (Covenant Cmntys., Inc. Proj.) Series 2018 A1, 4.125% 7/1/53	135,000	102,862
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	17,296	15,284
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B:
5% 5/1/35	215,000	223,697
5% 5/1/36	25,000	26,011
TOTAL WISCONSIN		2,016,539
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	22,690
TOTAL MUNICIPAL BONDS (Cost $158,944,444)		152,235,162

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.63% (f)(g) (Cost $886,915)	886,696	886,952

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $159,831,359)	153,122,114
NET OTHER ASSETS (LIABILITIES) - 1.8%	2,744,284
NET ASSETS - 100.0%	155,866,398

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.63%	1,900,963	23,559,910	24,574,222	31,272	260	41	886,952	0.0%
Total	1,900,963	23,559,910	24,574,222	31,272	260	41	886,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.